Calculation of Weighted Average Dilutive Common Shares (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Exclusion Of Securities [Line Items]
Total potentially dilutive shares	25,962,322	14,627,766	24,486,568	10,902,270
Options
Exclusion Of Securities [Line Items]
Total potentially dilutive shares	16,184,000	7,783,000	15,584,000	5,043,000
Warrants
Exclusion Of Securities [Line Items]
Total potentially dilutive shares	9,099,516	5,325,751	8,248,683	4,795,890
Convertible instruments
Exclusion Of Securities [Line Items]
Total potentially dilutive shares	678,806	1,519,015	653,885	1,063,380